Capitalized Software (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Software
Cost	$ 2,015,000	$ 1,676,000
Less: Accumulated amortization	(1,251,000)	(881,000)
Capitalized Software, net	764,000	795,000
Software amortization expense	$ 374,000	$ 264,000	$ 238,000